Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Capital Addition Purchase Commitments [Member] USD ($)	Dec. 31, 2014 Capital Addition Purchase Commitments [Member] CNY
Long-term Purchase Commitment [Line Items]
Rental expenses	$ 2,218	13,764	10,330	8,986
Commitments to purchase certain medical equipment					4,942	30,663
Purchase commitments period					1 year	1 year
Unrecognized tax positions	$ 5,901	36,616